Hussman Strategic Total Return Fund
Risk/Return Summary
WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
HUSSMAN STRATEGIC TOTAL RETURN FUND (the "Fund") seeks to achieve long-term total return from income and capital appreciation.
WHAT ARE THE FUND'S FEES AND EXPENSES?
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Hussman Strategic Total Return Fund Hussman Strategic Total Return Fund Shares USD ($)
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	1.50%
Exchange Fee (as a percentage of amount exchanged, if applicable)	1.50%
Wire Transfer Fee	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Hussman Strategic Total Return Fund Hussman Strategic Total Return Fund Shares
Management Fees	0.50%
Distribution (12b-1) Fees	none
Other Expenses	0.27%
Acquired Fund Fees and Expenses	0.05%
Total Annual Fund Operating Expenses	0.82%	[1]
Less: Contractual Expense Limitation	(0.02%)	[2]
Total Annual Fund Operating Expenses After Expense Limitation	0.80%	[3]
[1]	Total Annual Fund Operating Expenses will not correlate to the Fund's ratio of total expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include Acquired Fund Fees and Expenses.
[2]	Reflects the amount of advisory fee deferrals for the current fiscal year.
[3]	The investment manager has contractually agreed that, until November 1, 2019, it will defer its investment advisory fees and/or absorb or reimburse Fund expenses until at least November 1, 2019 to the extent necessary to limit the Fund's annual ordinary operating expenses (excluding Acquired Fund Fees and Expenses, brokerage commissions, taxes, interest expense and any extraordinary expenses) to an amount not exceeding 0.75% of the Fund's average daily net assets. This limit on operating expenses was increased from 0.63% to 0.68% effective November 1, 2014; from 0.68% to 0.70% effective November 1, 2015; from 0.70% to 0.73% effective November 1, 2016; and from 0.73% to 0.75% effective November 1, 2018. Under the terms of this agreement, the investment manager may recover from the Fund advisory fees previously deferred and expenses previously absorbed or reimbursed for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause the Fund's ordinary operating expenses (excluding Acquired Fund Fees and Expenses, brokerage commissions, taxes, interest expense and any extraordinary expenses) to exceed 0.63% per annum of the Fund's average daily net assets. The investment manager may agree to continue after November 1, 2019 the current arrangement to limit the Fund's expenses or to implement a similar arrangement, but it is not obligated to do so.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as shown in the preceding table. The Example also takes into account that the investment manager's contractual agreement to defer its investment advisory fees and/or to absorb or reimburse Fund expenses remains in effect only until November 1, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Hussman Strategic Total Return Fund | Hussman Strategic Total Return Fund Shares | USD ($)	82	260	453	1,012

Portfolio Turnover

The Fund incurs transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate will result in higher transaction costs for the Fund and may also result in higher taxes for shareholders who hold Fund shares in taxable accounts. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 63% of the average value of its portfolio.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?

The Fund pursues its investment objective by investing primarily in fixed-income securities, such as U.S. Treasury bonds, notes and bills, Treasury inflation-protected securities, U.S. Treasury Strips, U.S. Government agency securities (primarily mortgage-backed securities), and investment grade corporate debt rated BBB or higher by Standard & Poor's Global Ratings or Baa or higher by Moody's Investors Service, Inc., or having an equivalent rating from another independent rating organization. When market conditions favor wider diversification in the view of Hussman Strategic Advisors, Inc., the Fund's investment manager, the Fund may invest up to 30% of its net assets in securities outside of the U.S. fixed-income market, such as utility and other energy-related stocks, precious metals and mining stocks, shares of real estate investment trusts ("REITs"), shares of exchange traded funds ("ETFs") and other similar instruments, and foreign government debt securities, including debt issued by governments of emerging market countries. In addition, the Fund may use foreign currency options and futures and currency ETFs to establish or modify the portfolio's exposure to currencies other than the U.S. dollar. The Fund may make limited use of Treasury debt options and futures to manage the Fund's exposure to interest rate risk.

The Fund's principal investment strategies emphasize strategic management of the average interest rate sensitivity ("duration") of portfolio holdings, the Fund's exposure to changes in the yield curve, and allocation among fixed-income alternatives and inflation hedges. The interest rate sensitivity (duration) of a bond is related to the average date at which an investor receives payment of principal and interest. Under normal market conditions, the duration of the Fund's portfolio is expected to range between 1 year and 15 years. In its most aggressive stance (a duration of 15 years), the Fund's net asset value could be expected to fluctuate by approximately 15% in response to a 1% (100 basis point) change in the general level of interest rates.

The investment manager believes that return/risk characteristics in the fixed-income market differ significantly across varying market conditions. The two most important dimensions considered by the investment manager are "valuation" and "market action." In the fixed income market, favorable valuation means that yields on long-term bonds appear reasonable in relation to inflation, short-term interest rates, economic growth, and yields available on competing assets, such as utility stocks and foreign bonds. Market action considers the behavior of a wide range of yields and prices, in an attempt to assess the economic outlook of investors and their willingness to accept market risk. In addition to these measures, the investment manager considers economic conditions, investor sentiment, interest rates, credit-sensitive indicators and other factors in an attempt to classify prevailing market conditions with historically similar instances.

Historically, different combinations of valuation, market action and other factors have been accompanied by significantly different bond market performance in terms of return/risk. The specific profile of yield behavior (such as changes in the yield curve or credit spreads) is also an important factor. The investment manager believes that foreign government debt and precious metals stocks are favored when "real" U.S. interest rates (nominal interest rates minus inflation) are declining relative to "real" foreign interest rates.

The investment manager generally will increase the exposure of the Fund to interest rate risk in environments where the return expected to be derived from that risk is high, and generally will reduce exposure to interest rate risk when the return expected to be derived from that risk is unfavorable. The investment manager will also purchase utility and other energy-related stocks, precious metals stocks, shares of REITs, and foreign government debt when market conditions are believed to favor such diversification. There are no restrictions as to the market capitalizations of companies in which the Fund invests. However, the Fund invests primarily in liquid stocks that are listed or trade on the New York Stock Exchange, the American Stock Exchange or the NASDAQ Stock Market. The Fund generally invests in stocks of companies with market capitalizations in excess of $500 million, although it may invest a portion of its assets in the stocks of smaller companies.

Specific strategies for increasing interest rate exposure include the purchase of long-term bonds, Treasury zero-coupon bonds and Treasury interest strips, which exhibit magnified price movements in response to interest rate changes. The Fund will not invest more than 30% of its net assets in Treasury zero-coupon bonds and Treasury interest strips.

Specific strategies for reducing or "hedging" interest rate exposure include the purchase of short-term notes and bills, which exhibit limited price movements in response to interest rate changes. The Fund may also purchase put options and write call options on Treasury securities to hedge the interest rate risk of long-term bonds in its portfolio. In addition, the Fund may seek to hedge by effecting short sales of ETFs. The total notional value of the Fund's hedge positions (the dollar value of Treasury securities represented by put and call options held by the Fund) is not expected to exceed the total value of fixed-income securities held by the Fund having remaining maturities of 5 years or more, so that the most defensive position expected by the Fund will be a "fully hedged" position in which the entire value of intermediate and long-term fixed-income securities held by the Fund is protected. However, the Fund may experience a loss even when the entire value of its fixed-income portfolio is hedged if the securities held by the Fund do not exceed the returns of the securities and financial instruments used to hedge.

The portion of the Fund's net assets invested at any given time in securities of issuers engaged in industries within a particular business sector may be affected by valuation considerations and other investment characteristics of that sector. As a result, the Fund's investments in various business sectors generally will change over time, and a significant allocation to any particular sector does not represent an investment policy or investment strategy to invest in that sector.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

Shares of the Fund may fall in value and there is a risk that you could lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective. Due to the investment program employed by the Fund and the types of securities in which it invests, the Fund is designed for investors who are investing for the long term.

The principal risks of the Fund are the risks generally associated with investing in fixed-income securities. Global economies and financial markets are increasingly interconnected. As a result, economic and political events within the U.S. or another country may adversely affect securities markets in which the Fund invests and the prices of securities held by the Fund that trade in those markets. In response to the global financial crisis that began in 2008, the U.S. Government and the Federal Reserve Board (the "Federal Reserve"), as well as many foreign governments and their central banks have taken a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Following the financial crisis, the Federal Reserve kept the federal funds rate near 0% and purchased large quantities of U.S. Government securities in the open market ("Quantitative Easing"). The decision by the Federal Reserve in 2017 to raise the federal funds rate and taper Quantitative Easing, and the possibility that interest rates will continue to rise, may cause the Fund to experience a heightened level of interest rate risk. There is a risk that future policy changes by the U.S. Government and other governments to stimulate or stabilize economic growth could result in increased volatility and less liquidity in the financial markets. In addition, political events within the United States and abroad, including the U.S. Government's ongoing inability to implement a long-term budget and deficit reduction plan, uncertainty surrounding sovereign debt of a number of European Union members and the viability of the European Union, have disrupted, and may in the future, disrupt markets in the U.S. and around the world. At times there may be an imbalance of supply and demand in the fixed income market, which could result in greater price volatility, less liquidity, wider trading spreads and a lack of transparency.

The success of the Fund's investment strategies depends largely on the investment manager's skill in assessing the potential returns of the securities in which the Fund invests. The investment program of the Fund includes the use of certain hedging strategies and alternatives to fixed-income securities that are not employed by traditional mutual funds and there is no assurance that these strategies will be successful. The use of these strategies may adversely impact the investment performance of the Fund and may result in a high degree of portfolio turnover, which would result in higher transaction costs for the Fund. Also, because the Fund's investment position at any given time will range from aggressive to defensive depending on the investment manager's assessment of the current conditions within the fixed-income market, the investment return and share price of the Fund may fluctuate or deviate from overall market returns to a greater degree than other funds that do not employ these strategies. This is known as "tracking risk." For example, if the Fund has taken a defensive investment posture by shortening the average maturity of its portfolio and interest rates decline, the return to investors in the Fund will be lower than if the portfolio had maintained a longer average maturity. Alternatively, if the Fund has increased the average maturity of its portfolio, an increase in interest rates will magnify the Fund's investment losses.

The primary risks of investing in the Fund include the following:

Interest Rate Risk. Interest rate changes can be sudden and unpredictable and a wide variety of factors can cause interest rates to rise, such as central bank monetary policies, inflation rates, supply and demand and general economic conditions. When interest rates rise, the fixed-income securities in the Fund's portfolio are likely to decline in price. Such price declines will be greater during periods in which the Fund's portfolio emphasizes long-term debt, which has greater interest rate risk than short-term debt. With the cessation of certain market support activities by the Federal Reserve, the Fund may face a heightened level of interest rate risk as rates across the financial system rise.

Due to the long duration of Treasury zero-coupon bonds and Treasury interest strips, these securities are highly sensitive to interest rate fluctuations. The Fund's ownership of these securities in a period of rising interest rates could cause a greater decline in the value of Fund shares than if the Fund held coupon-bearing securities of a similar maturity. In addition, even though Treasury zero-coupon bonds and Treasury interest strips do not pay current income in cash, the Fund will be required to recognize interest income from these securities over the life of the investments and to distribute this income on a current basis, which may be taxable to shareholders.

Call Risk. Some fixed-income securities give the issuer the option to call, or redeem, those securities before their maturity dates. If an issuer calls a security during a period of declining interest rates, the Fund might not benefit from an increase in the value of the security, and might have to reinvest the proceeds in a security offering a lower yield.

Credit Risk. The Fund could lose money if the issuer or guarantor of a fixed income security fails to make scheduled principal or interest payments, or if the credit rating of the issuer or guarantor is downgraded. U.S. Government securities are subject to varying degrees of credit risk, depending upon whether the securities are supported by full faith and credit of the U.S. Government, the ability to borrow from the U.S. Treasury, only by the credit of the issuing U.S. Government agency, instrumentality or corporation or otherwise supported by the United States. No assurance can be given that the U.S. Government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Foreign government bonds are subject to the additional risks associated with foreign investments. In the event of a default by a foreign governmental entity on a debt obligation, the Fund may have few or no effective legal remedies for recovering principal and interest owed on the obligation. Other types of fixed income securities held by the Fund are subject to varying degrees of credit risk. Corporate bonds and foreign government bonds have the greatest degree of credit risk of the fixed-income securities in which the Fund may invest. Issuers of corporate bonds may not be able to pay their principal and interest payments when due.

Securities rated in the lowest of the investment-grade categories (BBB/Baa or an equivalent rating) are considered to be more speculative than higher-rated securities. Their issuers may not be as financially strong and they may have a weakened capacity to pay principal or interest, especially during periods of economic uncertainty or downturn. The Fund's investment grade determination is made at the time of purchase. If a security's rating is reduced below investment grade, the Fund is not required to liquidate the position. When a security's rating is reduced below investment grade, it may be more difficult for the Fund to receive income and achieve capital appreciation from its investment.

Tracking Risk. Because the investment manager will actively manage the portfolio of the Fund in response to changing market conditions, the performance of the Fund may vary substantially from the performance of a passive bond index. These differences in performance may be accentuated due to investments by the Fund in utility and energy-related stocks, precious metals stocks, shares of REITs, and foreign government bonds.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell in the secondary market, possibly preventing the Fund from selling such investments at prices approximating those at which the Fund values them or at the times it desires to do so. This may adversely affect the Fund's net asset value. Liquidity risk may be magnified during times of instability in the credit markets, rising interest rates, high selling activity, or other circumstances. Liquidity risk may result from the lack of an active market in a security or a reduced number and capacity of traditional market participants to make a market in a security, and may be magnified in a rising interest rate environment or in other circumstances where higher than normal investor redemptions of shares of fixed-income mutual funds causes an increased supply of fixed-income securities in the market due to a high level of sales of such securities by those funds. The capacity of traditional dealers to engage in fixed-income trading has not kept pace with the bond market's growth. As a result, dealer inventories of corporate bonds, which indicate the ability to "make markets," (i.e., buy or sell a security at the quoted bid and ask price, respectively) are at or near historic lows relative to market size. Because market makers provide stability to fixed-income markets, the significant reduction in dealer inventories could lead to decreased liquidity and increased volatility, which may become exacerbated during periods of economic or political stress. The Fund's investments in foreign government debt are expected to have the greatest exposure to liquidity risk because the markets for these investments are generally less liquid than the market for U.S. Government securities. The Fund will not invest more than 15% of the value of its net assets in securities and other investments that are illiquid.

Derivatives Risk. The Fund may use options and futures on U.S. Treasury securities to manage interest rate risk. The Fund may also use foreign currency options and futures to establish or modify the portfolio's exposure to non-U.S. dollar-denominated currencies. These instruments are described in greater detail in the Statement of Additional Information ("SAI"). The techniques used by the Fund to hedge interest rate risk are intended by the investment manager to protect against capital depreciation in the portfolio, but such techniques involve certain risks and may adversely impact the value of the Fund's investments. For example, a hedge using Treasury derivatives might not actually correlate well to the price movements of the fixed-income securities held by the Fund. When call or put options are owned by the Fund, it is possible that they may lose value over time, even if the securities underlying the options are unchanged. When Treasury call options are written by the Fund, it is possible that the Fund may experience a reduction in gains in the event that interest rates decline. When the Fund purchases and writes foreign currency options and futures in order to establish or modify the portfolio's exposure to non-U.S. dollar-denominated currencies, it is possible that the Fund may experience a loss in the event of a decline in the value of the underlying foreign currency.

Mortgage-Related Securities Risk. Mortgage-related securities are subject to varying degrees of credit risk, depending on whether they are issued by agencies or instrumentalities of the U.S. Government (including those whose securities are neither guaranteed nor insured by the U.S. Government) or by non-governmental issuers. Securities issued by private organizations may not be readily marketable and since the deterioration of worldwide economic and liquidity conditions that became acute in 2008, mortgage-related securities have been subject to greater illiquidity risk. Because rising interest rates reduce the tendency of mortgage borrowers to prepay or refinance their loans, rising interest rates tend to increase the effective maturity of mortgage-related securities, resulting in greater losses when interest rates rise. This is known as extension risk. Conversely, falling interest rates may encourage borrowers to pay off or refinance their mortgages sooner than expected. This can reduce the effective maturity of mortgage-related securities and lower the returns of the Fund because the Fund will have to reinvest its assets at the lower prevailing interest rates. This is known as prepayment risk.

Foreign Investment Risk. The Fund may invest up to 30% of its net assets in debt securities issued by foreign governments. Securities issued by foreign governments, which may be traded principally in markets outside the United States, are subject to greater fluctuation in value and risks than securities of U.S. issuers traded in the U.S. markets. Political changes, changes in taxation, or currency controls could adversely affect the values of these investments. Foreign economies may also be less stable. For example, European Union member countries that use the Euro as their currency (so-called Eurozone countries) lack the ability to implement an independent monetary policy and may be significantly affected by requirements that limit their fiscal options. Following the recent global economic crisis, some of these countries have depended on, and may continue to be dependent on, the assistance from others such as the European Central Bank and other governments or institutions, and failure to implement reforms as a condition of assistance may have negative long-term effects for the economies of those countries and other European countries. In June 2016, voters in the United Kingdom opted to leave the European Union, and in March 2017, the United Kingdom triggered the withdrawal procedures which began a period during which the terms of the United Kingdom's exit from the European Union is being negotiated. There is considerable uncertainty relating to the potential consequences and precise timeframe for the exit, how the negotiations for the withdrawal and new trade agreements will be conducted, and whether the United Kingdom's exit will increase the likelihood of other countries also departing the European Union. As a consequence of this vote and the withdrawal process, there may be an extended period of political and economic uncertainty and market volatility in the United Kingdom, other European Union countries, and the broader global economy that could adversely impact the prices and liquidity of securities held by the Fund.

Foreign securities are generally denominated in the currency of a foreign country, and are subject to the risk that the currency will decline in value relative to the U.S. dollar, or in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, trade balances, intervention (or lack thereof) by U.S. or foreign governments, central banks or supranational entities, the imposition of currency controls or other political developments. In addition to purchasing foreign government bonds, the Fund may use foreign currency options and futures and currency ETFs to establish or modify the portfolio's exposure to non-U.S. dollar-denominated currencies. The Fund's expected use of foreign currency options will be to simultaneously purchase call options and write put options on currencies which the Fund seeks to own. Alternatively, the Fund may purchase currency futures contracts. The use of options and futures contracts on a foreign currency is intended to simulate the purchase of a short-term debt security denominated in such foreign currency. If the Fund holds foreign bonds directly, it does not expect to hedge against fluctuations in the value of foreign currencies underlying the bonds.

Emerging Markets Risk. The risks of foreign investments are significantly greater for investments in emerging market countries. Currently, emerging markets include, among others, most African, Asian, Eastern European, Middle Eastern and South and Central American nations. These countries may have sovereign ratings that are below investment grade or are unrated. The Fund will be subject to the risk that the governmental authorities that control the repayment of the debt may be unable or unwilling to repay the principal and interest when due. Investments in emerging markets are typically less liquid and are especially subject to greater price volatility. Rapid changes in inflation rates may have a negative impact on the economies and securities markets of certain emerging market countries. Many emerging market countries are subject to a substantial degree of economic, political and social instability. Unanticipated political or social developments may result in sudden and significant investment losses. The governments of certain Asian countries actively manage their currencies relative to the U.S. dollar, rather than at levels determined by the market, which may have an adverse impact on foreign investments. Investing in emerging market countries involves greater risk of loss due to expropriation, confiscation of assets or the imposition of restrictions on foreign investments and on repatriation of capital invested. These risks are not normally associated with investments in more developed countries.

Stock Investment and Sector Risks. Significant declines are possible both in the overall stock market and in the prices of specific securities held by the Fund. The values of stocks can fluctuate significantly, reflecting such things as the business performance of the issuing company, general economic conditions and investors' perceptions of the company, its industry or the overall stock market. General stock market movements will affect the values of the Fund's investments in utility and other energy-related stocks, precious metals stocks, shares of REITs and shares of ETFs, which may comprise a significant portion of the Fund's net assets depending on market conditions. Investments in utility stocks are subject to special risks due to government regulation, which may reduce a utility's return on invested capital and limit its ability to finance capital spending or to pass cost increases through to consumers. Stocks of utilities may also be more sensitive to changes in interest rates than other types of equity investments. Investments in energy-related stocks are subject to the risks of obsolescence of existing technology, fluctuations in energy prices, supply and demand, the success of exploration projects and government regulations and policies. Prices of precious metals stocks can be influenced by a variety of global economic, financial and political factors and may experience unusual price movements over short periods of time, which movements typically are not closely tied to the general movements of the stock market. REITs are generally subject to the risks associated with investing in real estate, which include, without limitation, possible declines in the value of real estate; adverse conditions in the real estate rental market; adverse general and local economic conditions; possible lack of availability of mortgage funds; overbuilding in a particular market; changes in interest rates; and environmental problems.

From time to time the Fund may maintain weightings in particular business sectors that deviate significantly from the weightings of those sectors in broad-based market indices. At times when the Fund emphasizes investment in one or more particular business sectors, the value of its net assets will be more susceptible to financial, market or economic events affecting issuers and industries within those sectors than would be the case for mutual funds that do not emphasize investment in particular sectors. This may increase the risk of loss associated with an investment in the Fund and increase the volatility of the Fund's net asset value per share.

Exchange Traded Fund Risk. Investments in ETF shares are subject to the risks that: (1) an active trading market for shares may not develop or be maintained; (2) an ETF's share price may not track its specified market index and may trade below its net asset value; (3) ETFs in which the Fund invests generally are not actively managed and do not attempt to take defensive positions in volatile or declining markets; (4) trading of shares may be temporarily halted under rules of the listing exchange as a result of "circuit breakers" that are triggered by significant share price declines or if the listing exchange deems a trading halt appropriate; and (5) shares may be delisted from trading on an exchange.

Market Capitalization Risk. The Fund may invest a portion of its assets in the stocks of companies having smaller market capitalizations, including mid-cap and small-cap stocks. The stocks of these companies often have less liquidity than the stocks of larger companies and these companies frequently have less management depth, narrower market penetrations, less diverse product lines, and fewer resources than larger companies. Due to these and other factors, stocks of smaller companies may be more susceptible to market downturns and other events, and their prices may be more volatile than stock prices of larger companies.

Technology and Cybersecurity Risk. Various technologies are used by the investment manager and other service providers in connection with their operations and in providing services to the Fund. There is a risk that technology malfunctions, breaches in cybersecurity or other circumstances affecting these technologies may adversely impact the Fund's operations (including services available to shareholders and the Fund's investment program) or may result in the release of proprietary information concerning the Fund or its shareholders, reputational damage to the Fund or regulatory violations. In turn, these events may cause the Fund to incur penalties, additional costs and financial loss. Similar types of risk are also present for the issuers of securities in which the Fund invests, which could adversely impact such issuers and cause the Fund's investments in these securities to lose value.

WHAT HAS BEEN THE FUND'S PERFORMANCE HISTORY?

The bar chart and performance table shown below provide some indication of the risks of investing in the Fund and variability of its returns. The bar chart shows changes in the Fund's performance from year to year for each of the last 10 calendar years. The performance table shows how the Fund's average annual total returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available on the Fund's website at www.hussmanfunds.com or by calling 1-800-HUSSMAN (1-800-487-7626).

The Fund's year-to-date return through September 30, 2018 is –2.96%.

During the periods shown in the bar chart, the highest return for a quarter was 6.68% during the quarter ended March 31, 2016 and the lowest return for a quarter was -6.45% during the quarter ended June 30, 2013.

Average Annual Total Returns for Periods Ended December 31, 2017

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Average Annual Total Returns - Hussman Strategic Total Return Fund	1 Year	5 Years	10 Years
Hussman Strategic Total Return Fund Shares	1.21%	0.58%	2.69%
Hussman Strategic Total Return Fund Shares | After Taxes on Distributions	1.06%	0.29%	2.00%
Hussman Strategic Total Return Fund Shares | After Taxes on Distributions and Sales	0.70%	0.32%	1.90%
BLOOMBERG BARCLAYS U.S. AGGREGATE BOND INDEX (reflects no deduction for fees, expenses, or taxes)	3.54%	2.10%	4.01%